Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Accounting Standards, Amendments and Interpretations Issued but not yet Applied [Abstract]
Cash and cash equivalents	Cash and cash equivalents
Accounting policies

Cash and cash equivalents consist of cash on deposit and short‑term interest-bearing securities maturing within three months of the date of purchase.

Supporting information

As at	December 31, 2022	December 31, 2021
Cash	$706	$847
Cash equivalents	456	721
	$1,162	$1,568